INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license and others	—	37,382
Intangible assets with finite lives:
Patents	92,165	126,423
Less: accumulated amortization	8,436	20,616
Intangible assets, net	85,753	145,213

Amortization expenses for the intangible assets for the years ended December 31, 2018, 2019 and 2020, were RMB443, RMB7,806 and RMB12,180, respectively. Future amortization expense relating to the existing intangible assets amounted to RMB16,645 per year for each of the next four years, RMB12,180 for the fifth year and RMB8,815 thereafter.